Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Common shareholders	$ 189	$ 625	$ 305	$ 286
Less: Dividends declared on preference shares	(1)		(2)	(1)
Earnings used in consolidated earnings per share	188	625	303	285
Less: Loss (earnings) from discontinued operations, net of tax	27	(515)	37	(32)
Remove: Non-controlling interests from discontinued operations		32		60
Earnings used in earnings per share from continuing operations	$ 215	$ 142	$ 340	$ 313